Income Taxes (Schedule Of Effective Income Tax Rate) (FY) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Entity Information [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%	21.00%	21.00%
State income tax, net of federal tax benefit			3.90%	3.90%	4.00%
Depreciation flow through and amortization			(12.90%)	(7.80%)	(6.30%)
Effective Income Tax Rate Reconciliation, Funds Used during Construction, Equity			(0.30%)	0.90%	0.40%
Effective Income Tax Rate Reconciliation, Noncontrolling Interest Income (Loss), Percent			9.00%	0.00%	0.00%
Other - net			(0.20%)	0.40%	0.40%
Effective tax rate	21.10%	21.40%	20.50%	18.40%	19.50%
Indianapolis Power And Light Company
Entity Information [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%	21.00%	21.00%
State income tax, net of federal tax benefit			3.90%	3.90%	4.00%
Depreciation flow through and amortization			(8.00%)	(5.70%)	(4.90%)
Effective Income Tax Rate Reconciliation, Funds Used during Construction, Equity			(0.20%)	0.70%	0.30%
Effective Income Tax Rate Reconciliation, Noncontrolling Interest Income (Loss), Percent			5.60%	0.00%	0.00%
Other - net			(0.10%)	0.30%	0.30%
Effective tax rate	19.60%	18.40%	22.20%	20.20%	20.70%